Derivative Financial Instruments and Hedge Accounting - Schedule of Items Designated as Hedging Instruments (Detail) - Derivative Financial Instruments-Net [Member] - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Equity swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	¥ 5,681	¥ 33,675
Interest Rate Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	7,824,273	6,199,507
Interest Rate Options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	155,611
Carrying value [member] | Equity swaps [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts, Assets	298
Carrying amounts, Liabilities	0	2,690
Carrying value [member] | Interest Rate Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts, Assets	211,183	222,553
Carrying amounts, Liabilities	45,262	¥ 46,666
Carrying value [member] | Interest Rate Options [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts, Assets	13,318
Carrying amounts, Liabilities	¥ 0